UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6118

TAX FREE RESERVES PORTFOLIO
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  AUGUST 31
Date of reporting period: AUGUST 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The ANNUAL Report to Stockholders is filed herewith.
Tax Free Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	August 31, 2003

	Principal
	Amount
Issuer	(000’s omitted)	Value

Annual and Semi-Annual Tender Revenue
Bonds and Notes (Puts) — 7.0%

Colorado Housing and
Finance Authority,
AMT,
1.20% due 3/01/04,	$5,000	$5,000,000
Indiana Board Revenue,
2.00% due 1/27/04	47,500	47,671,283
Maine Municipal,
3.00% due 11/01/03	2,475	2,482,825
Maryland State
Community
Development
Administration,
AMT,
1.25% due 12/18/03	32,965	32,965,000
New Jersey State,
Housing and mortgage
Finance Agency
Revenue, AMT,
1.10% due 4/01/04	8,000	8,000,000
Vermont Educational
and Health Buildings
Agency,
1.80% due 11/01/03	7,300	7,300,000
Washington State,
4.50% due 1/01/04	3,400	3,435,121

		106,854,229

Bond, Revenue,Tax and Tax and
Revenue Anticipation Notes
and Bonds — 7.6%

Essex County,
New Jersey,
Improvement
Authority,
BANs,
2.00% due 8/05/04	7,000	7,060,918
Florida Water Pollution
Control Finding Corp.,
Revenue Bonds
5.00% due 1/15/04	2,915	2,957,246
Kentucky State, Property
and Buildings
Commonwealth,
Revenue Bonds
4.60% due 9/01/03	7,400	7,400,000
Lynnfield, Massachusetts,
BANs,
2.00% due 3/12/04	12,500	12,558,656
Meriden, Connecticut,
BANs, 2.00%
due 8/06/04	10,000	10,095,648

Principal
Amount
Issuer	(000’s omitted)	Value

Missouri State Health
and Educational
Facilities Authority,
RANs,
1.25% due 4/23/04	$2,150	$2,163,621
Moorestown Township,
New Jersey, BANs,
1.75% due 5/27/04	4,000	4,021,816
North Middlesex,
Massachusetts, Regional
School District, BANs,
2.50% due 10/24/03	22,520	22,550,560
St. Louis, Missouri,
General Fund
Revenue,TRANs,
2.00% due 6/25/04	10,000	10,091,966
School Administrative
Distric No. 051,
Maine, BANs,
2.00% due 10/15/03	15,000	15,017,038
Seattle, Washington,
Municipal Power
Revenue, RANs,
2.50% due 11/21/03	14,000	14,032,810
Tennessee Housing
Development Agency,
Revenue Bonds
2.00% due 7/01/04	4,385	4,419,817
Tisbury, Massachusetts,
BANs, 2.00%
due 3/04/04	2,668	2,679,359

		115,049,455

General Obligation Bonds
and Notes — 14.9%

Honolulu, Hawaii, City
and County,
1.30% due 12/01/13	9,825	9,825,000
Hudson, New Jersey,
2.00% due 5/14/04	48,419	48,720,060
Jersey City, New Jersey,
2.00% due 7/02/04	6,880	6,933,893
Nashua, New Hampshire,
1.50% due 4/15/04	23,220	23,274,093
Ohio State, 5.25%
due 2/01/04	3,180	3,234,787
Paterson, New Jersey,
2.00% due 6/25/04	9,745	9,831,484
Philadelphia, Pennsylvania,
2.00% due 6/30/04	50,000	50,426,492
Rockingham County,
New Hampshire,
1.40% due 12/31/03	14,500	14,524,780
Wisconsin School
Districts Cash Flow,
2.25% due 9/23/03	32,450	32,464,435

Tax Free Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2003

Principal
Amount
Issuer	(000’s omitted)	Value

General Obligation Bonds
and Notes — 14.9% (cont’d)

Wisconsin School
Districts Cash Flow,
2.00% due 10/30/03	$25,500	$25,529,374

		224,764,398

Variable Rate Demand Notes* — 69.0%

ABN-Amro Munitops
Certificates Trust,
AMT,
due 4/05/06	16,000	16,000,000
ABN-Amro Munitops
Certificates Trust,
AMT,
due 7/05/06	9,000	9,000,000
ABN-Amro Munitops
Certificates Trust,
due 3/07/07	4,000	4,000,000
ABN-Amro Munitops
Certificates Trust,
due 7/04/07	5,000	5,000,000
ABN-Amro Munitops
Certificates Trust,
due 9/01/09	4,965	4,965,000
ABN-Amro Munitops
Certificates Trust,
due 12/01/09	15,000	15,000,000
Adams County, Colorado,
Industrial Development
Revenue,
due 12/01/15	2,000	2,000,000
Alaska State Housing
Finance Corp., AMT,
due 6/01/07	15,185	15,185,000
Atlanta, Georgia, Airport
Revenue,
due 1/01/30	35,500	35,500,000
Atlanta, Georgia, Water
and Wastewater
Revenue,
due 11/01/33	6,000	6,000,000
California Housing
Finance
Agency Revenue,
AMT,
due 8/01/32	18,100	18,100,000
California State
Department Water
Resource and Power
Supply Revenue,
due 5/01/22	13,000	13,000,000
Chicago, Illinois,
due 1/07/05	12,000	12,000,000
Chicago, Illinois,
due 1/01/23	29,996	29,996,000

	Principal
	Amount
Issuer	(000’s omitted)	Value

Chicago, Illinois, Midway
Airport Revenue,
due 1/01/29	$14,900	$14,900,000
Chicago, Illinois, O’Hare
International Airport
Revenue,
due 7/01/10	17,150	17,150,000
Chicago, Illinois, O’Hare
International Airport
Revenue,
due 1/01/18	9,000	9,000,000
Cincinnati, Ohio, City
School District,
due 6/01/10	3,885	3,885,000
Clark County, Nevada,
Airport Revenue,
AMT,
due 7/01/28	21,875	21,875,000
Clarksville, Arkansas,
Industrial
Development
Revenue, AMT,
due 8/01/13	2,025	2,025,000
Colorado Housing and
Finance Authority,
AMT,
due 10/01/32	25,000	25,000,000
Delaware State
Economic
Development
Authority Revenue,
due 12/01/15	15,880	15,880,000
Delaware State
Economic
Development
Authority,
due 7/01/28	21,200	21,200,000
District Columbia
Revenue,
due 3/01/28	2,750	2,750,000
Du Page County, Illinois,
due 4/01/30	9,855	9,855,000
Everett, Washington,
due 12/01/21	2,600	2,600,000
Franklin County, Ohio,
Hospital Revenue,
due 11/01/25	19,500	19,500,000
Fulton County, Georgia,
Development
Authority Revenue,
due 12/01/12	2,000	2,000,000
Fulton County, Georgia,
Development
Authority Revenue,
due 2/01/18	1,810	1,810,000
Georgia Municipal Gas
Authority,
due 1/01/08	30,000	30,000,000

Tax Free Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2003

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes* — 69.0% (cont’d)

Gwinnett County,
Georgia, Industrial
Development
Revenue,
due 3/01/17	$235	$235,000
Gwinnett County,
Georgia, Hospital
Authority Revenue,
due 7/01/32	10,000	10,000,000
Hillsborough County,
Florida, School Board,
due 1/01/12	7,000	7,000,000
Illinois Educational
Facilities Authority
Revenue,
due 8/15/27	9,350	9,350,000
Illinois Educational
Facilities Authority
Revenue,
due 7/01/36	15,000	15,000,000
Illinois State,
due 11/01/16	10,395	10,395,000
Indiana Health Facilities
Finance Authority
Hospital Revenue,
due 3/02/04	17,900	17,900,000
Indiana Health Facilities
Finance Authority
Hospital Revenue,
due 7/02/04	25,000	25,000,000
Indiana Health Facilities
Finance Authority
Hospital Revenue,
due 10/01/32	3,100	3,100,000
Long Island Power
Authority,
due 4/01/25	5,600	5,600,000
Long Island Power
Authority,
due 5/01/33	4,000	4,000,000
Louisville and Jefferson
County, Kentucky,
regional Airport
Authority Special
Facilities Revenue,
due 1/01/29	15,400	15,400,000
Los Angeles, California,
Water and Power
Revenue,
due 7/01/35	8,000	8,000,000
Lower Neches Valley
Authority,Texas,
Pollution Control
Revenue,
due 2/15/17	7,600	7,600,000

	Principal
	Amount
Issuer	(000’s omitted)	Value

Maine Health and Higher
Educational Facilities,
due 7/01/19	$2,565	$2,565,000
Maine State Housing
Authority Mortgage
Purchase,
due 5/15/07	5,540	5,540,000
Massachusetts State,
due 8/01/19	21,410	21,410,000
Massachusetts State
Health and
Educational Facilities,
due 2/01/34	50,000	50,000,000
Massachusetts State
Health and
Educational
Facilities,
due 7/01/38	30,000	30,000,000
Massachusetts State
Industrial Finance
Agency,
due 11/01/25	1,900	1,900,000
Metropolitan
Government Nashville
and Davidson County,
Tennessee
due 8/2/04	20,000	20,000,000
Metropolitan
Transportation
Authority, New York,
due 7/01/15	7,600	7,600,000
Michigan State,
due 9/15/08	14,000	14,000,000
Minnetonka, Minnesota,
Multi-Family Housing
Revenue,
due 11/15/31	5,000	5,000,000
Missouri State, Health
and Education
Facilities Revenue,
due 7/01/18	3,300	3,300,000
Morristown,Tennessee,
Industrial Development
Board, AMT,
due 2/01/15	4,250	4,250,000
Municipal Securities Trust
Certificates,
due 8/24/11	10,000	10,000,000
Nash County,
North Carolina,
due 12/01/14	1,000	1,000,000
New Hampshire, Health
and Education,
Facilities Authority
Revenue, due 7/01/33	2,100	2,100,000

Tax Free Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2003

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes* — 69.0% (cont’d)

New Hampshire State,
Housing Finance
Authority Multi-family
Revenue,
due 4/15/33	$9,400	$9,400,000
New Hanover County,
North Carolina,
due 3/01/14	2,250	2,250,000
New Hanover County,
North Carolina,
due 3/01/15	2,250	2,250,000
New Hanover County,
North Carolina,
due 3/01/16	2,250	2,250,000
New Jersey State,
Transportation Trust
Fund Authority,
due 12/15/15	8,975	8,975,000
New Jersey State,
Turnpike
Authority,
due 1/01/24	15,000	15,000,000
New York, New York,
City Municipal Water
Finance,
due 6/15/35	12,700	12,700,000
New York, New York,
City Transitional,
due 11/01/22	46,000	46,000,000
New York State,
due 11/15/31	5,300	5,300,000
New York State,
Dormitory Authority
Revenue,
due 2/15/31	8,000	8,000,000
New York State, Local
Government
Assistance,
due 4/01/22	2,400	2,400,000
Oklahoma State,
Industry
Authority Revenue,
due 8/15/29	5,300	5,300,000
Orange County, Florida,
Industrial
Development
Authority,
due 1/01/11	350	350,000
Orlando Utilities,
due 10/07/03	13,000	13,000,000
Pennsylvania State,
due 12/01/08	6,745	6,745,000

	Principal
	Amount
Issuer	(000’s omitted)	Value

Pennsylvania State,
Turnpike Commission
Oil Franchise Tax
Revenue,
due 6/01/11	$4,995	$4,995,000
Quakertown,
Pennsylvania, Hospital
Authority Revenue,
due 7/01/05	20,000	20,000,000
Rhode Island State
Industrial Facilities
Corp.,
due 5/01/05	500	500,000
Rhode Island State
Industrial Facilities
Corp., AMT,
due 11/01/05	1,590	1,590,000
Roswell, Georgia,
Multi-Family Housing
Authority,
due 8/01/27	2,500	2,500,000
Seattle, Washington,
Water System
Revenue,
due 3/01/32	9,100	9,100,000
Sevier County,
Tennessee, Public
Building Authority,
due 6/01/17	1,185	1,185,000
South Carolina,
Education Facilities
Authority,
due 12/01/22	10,000	10,000,000
South Carolina, Jobs
Economic
Development
Authority,
due 11/01/31	17,400	17,400,000
South Carolina, Jobs
Economic
Development
Authority,
due 12/01/31	29,000	29,000,000
South Carolina, Public
Service Authority,
due 10/01/03	3,151	3,151,000
South Carolina,
Transportation
Infrastructure
Revenue,
due 10/01/21	2,500	2,500,000
South Dakota State,
Health and
Educational Facilities
Authority Revenue,
due 9/01/27	15,000	15,000,000

Tax Free Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2003

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes* — 69.0% (cont’d)

Stevenson, Alabama,
Industrial
Development
Board Revenue, AMT,
due 2/01/34	$15,000	$15,000,000
Tarrant County,Texas,
Health Facilities
Development,
due 11/15/26	915	915,000
Tennessee, Housing
Development Agency,
due 7/01/04	4,000	4,000,000
Texas, University
Funding,
due 10/08/03	10,000	10,000,000
University, North
Carolina, Hospital
Chapel Hill Revenue,
due 2/15/31	13,700	13,700,000
University Of Delaware,
Revenue,
due 11/01/23	14,800	14,800,000
Virginia College Building
Authority,
due 9/01/07	4,980	4,980,000
Washington State, Public
Power Supply,
due 1/01/05	6,200	6,200,000
Washington State, Public
Power Supply,
due 7/01/07	10,100	10,100,000
Wyoming Building
Corporation Revenue,
due 10/01/18	2,900	2,900,000

		1,041,857,000

Total Investments,
at Amortized Cost	98.5%	$1,488,525,082
Other Assets
Less Liabilities	1.5	22,036,892

Net Assets	100.0%	$1,510,561,974

AMT — Subject to Alternative Minimum Tax
*	Variable rate demand notes have a demand
feature under which the Fund could tender
them back to the issuer on no more than
7 days notice.

See notes to financial statements

Tax Free Reserves Portfolio
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S

August 31, 2003

Assets:
Investments, at amortized cost and value (Note 1A)	$1,488,525,082
Cash	500,412
Interest receivable	5,462,702
Receivable for investments sold	20,900,412

Total assets	1,515,388,608

Liabilities:
Payable for investments purchased	4,419,817
Management fees payable (Note 2)	168,180
Accrued expenses and other liabilities	238,637

Total liabilities	4,826,634

Net Assets	$1,510,561,974

Represented by:
Paid-in capital for beneficial interests	$1,510,561,974

See notes to financial statements

Tax Free Reserves Portfolio
S T A T E M E N T O F O P E R A T I O N S

For the Year Ended August 31, 2003

Interest Income (Note 1B):		$20,001,187

Expenses
Management fees (Note 2)	$3,102,343
Custody and fund accounting fees	298,656
Trustees’ fees	163,360
Legal fees	105,281
Audit fees	18,150
Miscellaneous	2,872

Total expenses	3,690,662
Less: aggregate amounts waived by the Manager (Note 2)	(1,362,869)
Less: fees paid indirectly (Note 1D)	(1,433)

Net expenses		2,326,360

Net investment income		17,674,827
Net Realized Loss on Investments		(62,203)

Net Increase in Net Assets Resulting from Operations		$17,612,624

See notes to financial statements

Tax Free Reserves Portfolio
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

	Year Ended August 31,

	2003	2002

Increase in Net Assets from Operations:
Net investment income	$17,674,827	$20,053,836
Net realized gain (loss) on investments	(62,203)	207,412

Increase in net assets from operations	17,612,624	20,261,248

Capital Transactions:
Proceeds from contributions	4,803,864,491	3,891,253,128
Value of withdrawals	(4,776,289,886)	(3,198,518,736)

Net increase in net assets from capital transactions	27,574,605	692,734,392

Net Increase in Net Assets	45,187,229	712,995,640

Net Assets:
Beginning of year	1,465,374,745	752,379,105

End of year	$1,510,561,974	$1,465,374,745

See notes to financial statements

Tax Free Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

1. Significant Accounting Policies Tax Free Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the 1940 Act.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.20% of the Funds’ average daily net assets. The management fee amounted to $3,102,343, of which $1,362,869 was voluntarily waived for the year ended August 31, 2003. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or

Tax Free Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. InvestmentTransactions Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $10,626,542,241 and $10,580,625,078, respectively, for the year ended August 31, 2003.

4. Federal Income Tax Basis of Investment Securities The cost of investment securities owned at August 31, 2003, for federal income tax purposes, amounted to $1,488,525,082.

5.Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Portfolio’s allocable share of the expenses of the Plan for the year ended August 31, 2003 and the related liability at August 31, 2003 was not material.

Tax Free Reserves Portfolio
F I N A N C I A L H I G H L I G H T S

Year Ended August 31,

2003		2002	2001	2000	1999

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$1,510,562	$1,465,375	$752,379	$675,492	$657,120
Ratio of expenses to
average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment
income to average net assets	1.14%	1.64%	3.48%	3.77%	3.11%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the years indi-
cated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.24%	0.24%	0.29%	0.29%	0.29%
Net investment income to
average net assets	1.05%	1.55%	3.34%	3.63%	2.98%

See notes to financial statements

Tax Free Reserves Portfolio
I N D E P E N D E N T   A U D I TO R S ’   R E P O R T

To the Trustees and Investors of
Tax Free Reserves Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax Free Reserves Portfolio (a New York trust) as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two year period ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio as of August 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 13, 2003

Tax Free Reserves Portfolio
A D D I T I O N A L   I N F O R M A T I O N (Unaudited)

     Information about the Trustees and Officers of the Portfolio can be found on pages 14 through 19 of this report.

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Mr. Stephen
         Randolph Gross, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to
         Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Gross as the Audit Committee's financial expert. Mr.
         Gross is an "independent" Trustee pursuant to paragraph (a)(2) of Item
         3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the
             Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
             Act) that occurred during the registrant's last fiscal half-year
             (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a) (1) Code of Ethics attached hereto.

         (a) (2) Attached hereto.

         Exhibit 99.CERT        Certifications pursuant to section 302 of the
                                Sarbanes-Oxley Act of 2002

         (b) Furnished.

         Exhibit 99.906CERT     Certifications pursuant to Section 906 of the
                                Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

TAX FREE RESERVES PORTFOLIO

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         TAX FREE RESERVES PORTFOLIO

Date:    OCTOBER 13, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         TAX FREE RESERVES PORTFOLIO

Date:    OCTOBER 13, 2003

By:      /s/ LEWIS E. DAIDONE
         Chief Administrative Officer of
         TAX FREE RESERVES PORTFOLIO

Date:    OCTOBER 13, 2003